Convertible Debentures - Additional Information (Details) - CAD ($) $ / shares in Units, $ in Thousands						12 Months Ended
	Nov. 01, 2023	Nov. 01, 2021	Jul. 24, 2020	Dec. 13, 2018	Nov. 28, 2018	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Warrants exercise price (in dollars per share)						$ 2.73	$ 5.61	$ 2.58
Residual amount						$ 0	$ 717
Borrowings						14,039	12,644
Revaluation of Convertible Debt						0
Regular installment payments to repay convertible debentures						3,512	0
Accumulated deficit
Disclosure of detailed information about borrowings [line items]
Revaluation of Convertible Debt						525
Convertible debentures
Disclosure of detailed information about borrowings [line items]
Interest rate	8.50%
Fair value liability component	$ 3,641
Residual amount	193
Borrowings							8,708	$ 7,466
Repayments of convertible debentures in shares						5,025	0
Debenture recognized in the statement of equity	$ 150
Regular installment payments to repay convertible debentures						3,512	$ 0
Convertible debentures | Accumulated deficit
Disclosure of detailed information about borrowings [line items]
Revaluation of Convertible Debt						$ 525
Convertible debentures | Risk adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Discount rate	20.00%
Unsecured convertible debentures
Disclosure of detailed information about borrowings [line items]
Number of convertible debentures under private placement (in shares)					20,000
Issue price (in dollars per share)				$ 1	$ 1
Amount of convertible debentures					$ 20,000
Interest rate			8.50%		8.50%
Maturity period			3 years		2 years
Number of convertible debentures issued (in shares)				11,330
Proceeds from convertible debentures				$ 11,330
Debt issuance costs				$ 618
Warrants issued (in shares)				504,733
Fair value of warrants				$ 93
Number of common shares for each warrant (in shares)				1
Warrants exercise price (in dollars per share)				$ 0.75
Fair value liability component				$ 8,907
Residual amount				2,422
Deferred tax				654
Debt issuance costs equity component				$ 486
Borrowings			$ 10,808
Unsecured convertible debentures | Interest rate, measurement input
Disclosure of detailed information about borrowings [line items]
Discount rate				22.00%
Unsecured convertible debentures | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share)					$ 0.75
Unsecured convertible debentures | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share)					$ 11.25
Secured Convertible Debenture
Disclosure of detailed information about borrowings [line items]
Interest rate		8.50%
Fair value liability component		$ 5,069
Residual amount		1,072
Deferred tax		247
Borrowings		10,808
Conversion option transfer to contributed surplus		$ 1,445
Secured Convertible Debenture | Risk adjusted discount rate
Disclosure of detailed information about borrowings [line items]
Discount rate		22.00%
Secured Convertible Debenture | Pre-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share)		$ 0.425
Secured Convertible Debenture | Post-consolidation
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share)		$ 6.375